Document and Entity Information	Oct. 21, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity File Number	0-25248
Entity Registrant Name	CONSOLIDATED WATER CO. LTD.
Entity Incorporation, State or Country Code	KY
Entity Tax Identification Number	98-0619652
Entity Address, Address Line One	Regatta Office Park
Entity Address, Adress Line Two	Windward Three, 4th Floor
Entity Address, Address Line Three	West Bay Road, P.O. Box 1114
Entity Address, City or Town	Grand Cayman
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	KY1-1102
City Area Code	345
Local Phone Number	945-4277
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.60 par value
Trading Symbol	CWCO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000928340
Amendment Flag	false